Share-based Payment - Additional Information (Detail) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity incentive plan period	10 years
Exercise price for options outstanding | $ / shares				$ 21.11	$ 21.11
Weighted average remaining contractual life for the share options outstanding	3.6 years	4.6 years
Expense arising from equity-settled share-based payment transactions | ¥	¥ 0	¥ 0	¥ 0
One year after date of grant [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment vesting percentage	33.00%
Two years after date of grant [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment vesting percentage	66.00%
Three years after date of grant [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment vesting percentage	100.00%